Average Annual Total Returns - Advisor Class - PIMCO Real Return Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	11.60%	5.15%	3.53%	10.99%	5.08%	3.81%